Equity (Details) - ILS (₪)	Dec. 31, 2018	Dec. 31, 2017	Jul. 28, 2016
Equity [Abstract]
Number of ordinary shares, Registered	750,000,000	500,000,000
Number of ordinary shares, Issued and paid up	190,735,668	166,816,328	1,067,916
Amount in ordinary shares, Registered	₪ 22,500,000	₪ 15,000,000
Amount in ordinary shares, Issued and paid up	₪ 5,722,070	₪ 5,004,490